Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income [abstract]
Operating revenue	¥ 174,009,401	¥ 169,550,624	¥ 152,459,444
Tax and levies on operations	(1,832,975)	(1,788,998)	(1,376,312)
Operating expenses
Fuel	(97,686,799)	(105,736,173)	(92,737,304)
Maintenance	(4,606,171)	(4,393,335)	(4,347,723)
Depreciation	(21,864,903)	(20,466,423)	(20,180,830)
Labor	(13,514,752)	(11,845,280)	(10,590,084)
Service fees on transmission and transformer facilities of HIPDC	(95,067)	(96,721)	(95,894)
Purchase of electricity	(5,151,578)	(4,678,431)	(3,787,032)
Others	(16,879,425)	(10,430,998)	(10,160,875)
Total operating expenses	(159,798,695)	(157,647,361)	(141,899,742)
Profit from operations	12,377,731	10,114,265	9,183,390
Interest income	264,554	234,604	198,906
Financial expenses, net
Interest expense	(10,762,718)	(10,486,412)	(9,749,004)
Exchange (loss)/gain and bank charges, net	(210,422)	(160,899)	144,359
Total financial expenses, net	(10,973,140)	(10,647,311)	(9,604,645)
Share of profits less losses of associates and joint ventures	1,185,622	1,823,415	425,215
Gain on fair value changes of financial assets/liabilities	36,667	726,843	856,786
Other investment income/(loss)	228,026	(278,669)	1,742,081
Profit before income tax expense	3,119,460	1,973,147	2,801,733
Income tax expense	(2,011,255)	(643,173)	(1,217,526)
Net profit	1,108,205	1,329,974	1,584,207
Items that will not be reclassified to profit or loss:
Fair value changes of other equity instrument investments	(61,652)	1,381	0
Share of other comprehensive income/(loss) of joint ventures and associates	367,528	(18,858)	0
Income tax effect	15,413	(345)	0
Items that may be reclassified subsequently to profit or loss
Fair value changes of available-for-sale financial assets	0	0	375,692
Gain on disposal of available-for-sale financial assets reclassified to profit or loss	0	0	(1,581,994)
Share of other comprehensive income/(loss) of investees joint ventures and associates	1,168	(241,587)	121,208
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments arising during the year	264,691	(167,647)	85,558
Reclassification adjustments for gains included in the consolidated statement of profit or loss	(119,793)	(436,846)	(5,241)
Exchange differences on translation of foreign operations	128,494	343,702	84,418
Income tax effect	(24,962)	101,311	335,145
Other comprehensive income/(loss), net of tax	570,887	(418,889)	(585,214)
Total comprehensive income	1,679,092	911,085	998,993
Net profit attributable to:
Equity holders of the Company	766,345	734,435	1,579,836
Non-controlling interests	341,860	595,539	4,371
Net profit	1,108,205	1,329,974	1,584,207
Total comprehensive income attributable to:
Equity holders of the Company	1,498,013	340,101	1,023,118
Non-controlling interests	181,079	570,984	(24,125)
Total comprehensive income	¥ 1,679,092	¥ 911,085	¥ 998,993
Earnings per share attributable to the shareholders of the Company (expressed in RMB per share)
Basic and diluted	¥ 0.01	¥ 0.03	¥ 0.10